Annual Total Returns - FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO - FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO - Fidelity California Limited Term Tax-Free Bond Fund - Fidelity California Limited Term Tax-Free Bond Fund
Apr. 29, 2025
Bar Chart Table:
Annual Return 2015	1.70%
Annual Return 2016	(0.46%)
Annual Return 2017	2.27%
Annual Return 2018	1.26%
Annual Return 2019	4.07%
Annual Return 2020	2.93%
Annual Return 2021	0.24%
Annual Return 2022	(4.38%)
Annual Return 2023	3.51%
Annual Return 2024	1.72%